Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	VALUE LINE ASSET ALLOCATION FUND, INC.
Entity Central Index Key	0000904170
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2021
Document Effective Date	Jul. 31, 2021
Prospectus Date	Aug. 01, 2021
VALUE LINE ASSET ALLOCATION FUND INC | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus:
Trading Symbol	VLAAX
VALUE LINE ASSET ALLOCATION FUND INC | Institutional
Prospectus:
Trading Symbol	VLAIX